Summary of significant accounting policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of significant accounting policies
Number of reportable segments | segment	1
Foreign exchange gains/(losses)	¥ (12,213)	¥ (11,061)	¥ 13,733
Bank acceptance notes endorsed to suppliers	369,553	143,752
Impairment of goodwill	0	0	0
Accounts and notes receivable related to marketplace service	452,116	964,587
Shipping cost	107,985	103,940	105,420
Advertising costs	32,334	34,830	18,730
Employee social security and welfare benefits	307,283	323,685	339,155
Government grants	¥ 44,658	¥ 71,503	¥ 24,330
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Profit appropriation to statutory reserves	¥ 290	¥ 735